Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock Based Compensation (Tables) [Line Items]
Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model With the Weighted-Average Assumptions	The stock-based compensation expense accounted as general administrative expense for year December 31, 2023 is US$468,913.
2023 – Oct.
Probability weighted time to exit	5 years
Expected dividend yield	0
2023 – Oct.
Probability weighted time to exit	5 years
Expected dividend yield	0

Schedule of Fair Value of Restricted Stock Units Determined Using the Black-Scholes Option-Pricing Model	The stock-based compensation expense accounted as general administrative expense for the years ended December 31, 2023, 2022 and 2021 are are US$1,415,589, US$1,415,589 and US$767,908, respectively. Restricted common stocks of 4,360,419 converted to common stock on the deSPAC.
2021
Expected volatility	75.00%
Risk-free interest rate	0.72
Probability weighted time to exit	5 years
Expected dividend yield	0

Employees [Member]
Stock Based Compensation (Tables) [Line Items]
Schedule of Activity Related to Restricted Common Stock

The following table summarizes the activity related to restricted common stock for the years ended December 31, 2023, 2022 and 2021.

	Number of shares	Weighted average grant-date fair value per share
Beginning balance, January 1, 2021	289,218	0.95
Granted	173,851	1.11
Vested	(145,060)	1.04
Canceled and forfeited	(123,518)	0.96
Ending balance, December 31, 2021	194,492	1.02

Beginning balance, January 1, 2022	194,492	1.02
Granted	261,576	2.99
Vested	(176,795)	1.58
Canceled and forfeited	(13,103)	0.99
Ending balance, December 31, 2022	266,170	2.58

Beginning balance, January 1, 2023	266,170	2.58
Granted	532,420	3.99
Vested	(96,438)	3.05
Canceled and forfeited	(326,765)	3.60
Ending balance, December 31, 2023	377,943	3.52

Schedule of Total Stock-Based Compensation Expense

The following table summarizes total stock-based compensation expense for employees by account for the years ended December 31, 2023, 2022 and 2021.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Cost of revenues	59,457	8,978	19,419
General and administrative expenses	7,396	190,295	48,942
Selling and marketing expenses	34,561	15,954	2,707
Total	101,414	215,227	71,068

Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model With the Weighted-Average Assumptions	The fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.
	2023 – July	2022 – July	2021 – January

Expected volatility	65.30%	75.00%	65.00%
Risk-free interest rate	3.86%	0.72%	0.18%
Probability weighted time to exit	6 years	3 years	3 years
Expected dividend yield	0	0	0
The fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.
2023 – Oct
Expected volatility	65.30%
Risk-free interest rate	4.94%
Probability weighted time to exit	6 years
Expected dividend yield	0

Third-Party Consultant [Member]
Stock Based Compensation (Tables) [Line Items]
Schedule of Activity Related to Restricted Common Stock

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

	Number of shares	Weighted average grant-date fair value per share
Beginning balance, January 1, 2021	—	—
Granted(*)	76,996	1.53
Vested	(8,332)	1.53
Ending balance, December 31, 2021	68,664	1.53

Beginning balance, January 1, 2022	68,664	1.53
Granted	12,783	2.99
Vested	(13,652)	1.96
Ending balance, December 31, 2022	67,795	1.72

Beginning balance, January 1, 2023	67,795	1.72
Granted	—	—
Vested	(9,624)	1.53
Cancelled	(12,783)	2.99
Ending balance, December 31, 2023	45,387	1.53

Schedule of Total Stock-Based Compensation Expense

The following table summarizes total stock-based compensation expense for third-party consultant for the year ended December 31, 2023 and 2022.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
General and administrative expenses	2,736	26,893	12,776
Total	2,736	26,893	12,776